Acquisitions and Divestitures - Additional Information (Detail) - USD ($) $ in Thousands								3 Months Ended	12 Months Ended
	Oct. 22, 2015	Jun. 01, 2015	Apr. 17, 2015	Dec. 30, 2014	May 09, 2014	May 10, 2013	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition And Divestiture [Line Items]
Purchase price to unproved oil and natural gas properties									$ 360,353	$ 24,310	$ 19,975
Proceeds from the sale of oil and natural gas properties									$ 13,612	$ 6,700	151,187
Terryville Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases				$ 71,900				$ 24,000
WildHorse Resources, LLC [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases							$ 67,100
Black Diamond [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures						$ 33,000
Gain (loss) on sale of oil and gas properties						(6,800)
Net book value of oil and gas properties						$ 39,800
BlueStone Natural Resources Holdings, LLC [Member]
Business Acquisition And Divestiture [Line Items]
Gain (loss) on sale of oil and gas properties											89,500
Proceeds from the sale of oil and natural gas properties											$ 117,900
Rockies Divestiture [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures			$ 13,600
Gain (loss) on sale of oil and gas properties			$ 100
North Louisiana [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price to unproved oil and natural gas properties	$ 281,900	$ 4,000
Payments to acquire oil and gas properties and leases	$ 284,300
Northern Oklahoma [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures					$ 7,600
Gain (loss) on sale of oil and gas properties					$ (3,200)